
                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    06/30/97      AMENDMENT 01


Institutional Investment Manager:

CITICORP
399 PARK AVENUE
ATT: CGAM CCC 4/10
NEW YORK CITY                                     NY            10043


CITICORP

CIK:  0000020405
13F Amendments

The following table list corrected positions that were erroneously reported in the Form 13F-E as filed on August 14, 1997:


Name, Title and Telephone Number of Person Submitting Report:

    GEORGE E. SEEGERS              ASSISTANT SECRETARY          (212)559-5754


Signature, Place and Date of Signing:

/s/ GEORGE E. SEEGERS              NEW YORK CITY                NY    11/17/97


























                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

REPORT SUMMARY                  0 DATA RECORDS                   0            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED